Allowances for Loan Losses and Loans Evaluated for Impairment (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross of unearned loan fees	$ 932,468	$ 742,898